FVM - Valuation adjustments: Deferred day-1 P&L (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Day-1 Profit Or Loss [Line Items]
Reserve balance at the beginning of the year	$ 146	$ 255	$ 338
Profit / (loss) deferred on new transactions	362	171	341
(Profit) / loss recognized in the income statement	(238)	(278)	(417)
Foreign currency translation	0	(2)	(6)
Reserve balance at the end of the year	269	146	255
UBS AG
Deferred Day-1 Profit Or Loss [Line Items]
Reserve balance at the beginning of the year	146	255	338
Profit / (loss) deferred on new transactions	362	171	341
(Profit) / loss recognized in the income statement	(238)	(278)	(417)
Foreign currency translation	0	(2)	(6)
Reserve balance at the end of the year	$ 269	$ 146	$ 255